Marketable securities	12 Months Ended
Dec. 31, 2022
Marketable securities.
Marketable securities

10. Marketable securities

The table below sets forth the changes in marketable securities at the beginning and end of the relevant reporting periods.

	For the year ended December 31,
($ in thousands)	2022	2021	2020
At beginning of period	175,336	16,594	69,362
Purchases	61,609	569,885	3,172
Proceeds on disposal	(89,475)	(409,525)	(54,923)
Net realized gains/(losses) on disposal	(1,647)	(3,760)	(1,898)
Fair value movement	(9,682)	1,919	795
Change in accrued interest	593	274	(3)
Foreign exchange losses	(376)	(51)	89
At end of period	136,358	175,336	16,594

The table below sets forth the components of the total marketable securities income and bank interest for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
Net realized gains/(losses) on disposal	(1,647)	(3,760)	(1,898)	65
Changes in fair value	(9,682)	1,919	795	(211)
Interest and dividend income	2,812	2,615	1,096	1,987
Bank interest income	773	1,091	387	4,835
Total marketable securities income and bank interest	(7,744)	1,865	380	6,676